Document And Entity Information	9 Months Ended
Sep. 30, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Sep. 30, 2016
Entity Registrant Name	Neurotrope, Inc.
Entity Central Index Key	0001513856
Entity Filer Category	Smaller Reporting Company
Amendment Description	This S-1/A is being filed to (1) address comments issued by the staff of the Securities and Exchange Commission and (2) update the S-1 to account for the 1-for-32 reverse stock split of the registrant’s common stock effected on January 11, 2017.